Post-Employment Benefit Obligations - Summary of Changes in Fair Value of Benefit Plan Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Defined Benefit Plans [Abstract]
Beginning balance	$ (2,097,081)	$ (3,090,862)
Interest income	(139,319)	(174,136)
Return on plan assets, excluding interest	7,213	(97,592)
Foreign currency translation differences	141,709	695,254
Employer contributions	(174,315)	(133,195)
Benefits paid	(271)	(778)
Contributions paid	305,030	284,308
Transfer to Financial Debt	(5,634)	(176,759)
Defined benefit plan obligation reductions		596,679
Ending balance	$ (1,962,668)	$ (2,097,081)